OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Non-current maturities (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 925,968,913	$ 721,950,553
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	40,388,468	46,659,296
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	43,605,495	42,464,910
CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	116,281,320	113,239,760
CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	87,210,999	84,929,828
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	165,700,881	$ 161,366,658
Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	259,496,750
USA 2 Bonds
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	213,285,000
More than 1 year up to 2 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	11,977,274
More than 1 year up to 2 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	8,013,138
More than 1 year up to 2 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	3,964,136
More than 2 years up to 3 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	271,994,876
More than 2 years up to 3 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	8,533,990
More than 2 years up to 3 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	3,964,136
More than 2 years up to 3 years | Bonds USA
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	259,496,750
More than 3 years up to 4 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	13,052,836
More than 3 years up to 4 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	9,088,700
More than 3 years up to 4 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	3,964,136
More than 5 years
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	628,943,927
More than 5 years | CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	14,752,640
More than 5 years | CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	31,713,087
More than 5 years | CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	116,281,320
More than 5 years | CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	87,210,999
More than 5 years | CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	165,700,881
More than 5 years | USA 2 Bonds
Disclosure of detailed information about borrowings
Non-current portion of non-current bonds issued	$ 213,285,000